Share-Based Compensation - Summary of Stock Options Granted to Employees and Directors (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jul. 01, 2012	May 27, 2013	Oct. 22, 2013	Jan. 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2.20
Number of Awards, Granted	177,600
Directors and Employees [Member] | 2011 Plan [Member] | Employee Stock Option [Member] | July 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2012-07-01
Contractual Terms		10 years
Exercise Price		$ 2.20
Number of Awards, Granted		120,000
Directors and Employees [Member] | 2011 Plan [Member] | Employee Stock Option [Member] | May 27, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2013-05-27
Contractual Terms			10 years
Exercise Price			$ 2.20
Number of Awards, Granted			560,000
Directors and Employees [Member] | 2011 Plan [Member] | Options Grant October Date Two [Member] | Employee Stock Option [Member] | October 22, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2013-10-22
Contractual Terms				10 years
Exercise Price				$ 2.20
Number of Awards, Granted				150,000
Directors and Employees [Member] | 2011 Plan [Member] | Options Grant October Date One [Member] | Employee Stock Option [Member] | October 22, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2013-10-22
Contractual Terms				10 years
Exercise Price				$ 2.20
Number of Awards, Granted				78,000
Directors and Employees [Member] | 2011 Plan [Member] | Options Grant January Date One [Member] | Employee Stock Option [Member] | January 16, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2014-01-16
Contractual Terms					10 years
Exercise Price					$ 2.20
Number of Awards, Granted					57,600
Directors and Employees [Member] | 2011 Plan [Member] | Options Grant January Date Two [Member] | Employee Stock Option [Member] | January 16, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2014-01-16
Contractual Terms					10 years
Exercise Price					$ 2.20
Number of Awards, Granted					120,000